ACQUISITION OF SILVER STATE - Schedule of purchase price and allocation - SILVER STATE (Details) - USD ($)	Jan. 31, 2020	Jan. 31, 2019	Jan. 01, 2019	Jan. 31, 2018
Disclosure of detailed information about business combination [line items]
Balance	$ 1,408,271	$ 1,870,540		$ 0
Right-of-use assets	4,660,688	7,744,611
Lease liability	(5,001,362)
Consideration payable	846,256	1,375,268		$ 0
Promissory note payable	$ 1,136,065	$ 1,845,830
Silver State acquisition
Disclosure of detailed information about business combination [line items]
Cash			$ 417,453
Inventory			5,903,468
Balance			2,113,917
Other assets			16,085
Property and equipment			569,518
Right-of-use assets			3,950,682
Lease liability			(3,857,682)
Customer relationships			1,540,447
Dispensary license			11,790,274
Cultivation license			100,000
Goodwill			28,541,323
Accounts payable and accrued liabilities			(1,980,437)
Cash deposits on closing date			9,009,800
Consideration payable			1,143,873
Promissory note payable			30,000,000
Common shares issued			8,951,375
Total consideration			$ 49,105,048